Note 13 - Employee Benefits (Details) - Projected Benefit Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Projected Benefit Payments [Abstract]
2015	$ 34,000
2016	29,000
2017	23,000
2018	18,000
2019	12,000
Thereafter	12,000
Total	$ 128,000